Sector Weightings
Cambria Foreign Shareholder Yield ETF
Energy	24.4%
Financials	20.9%
Materials	17.2%
Industrials	17.0%
Consumer Discretionary	6.8%
Information Technology	4.8%
Communication Services	4.6%
Consumer Staples	3.1%
Real Estate	1.2%
100.00%

Cambria Foreign Shareholder Yield ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks - 99.1% Australia - 7.2%
CSR Ltd.	591,236	$2,691,897
Fortescue Ltd.	216,801	4,249,913
New Hope Corp. Ltd.	645,901	2,288,220
Santos Ltd.	440,646	2,269,330
Whitehaven Coal Ltd.	337,108	1,864,381
Woodside Energy Group Ltd.	94,063	2,000,027
Yancoal Australia Ltd.	530,555	2,084,949
		17,448,717

Austria - 1.2%
Wienerberger AG	83,836	2,852,125

Canada - 13.9%
ARC Resources Ltd.	166,280	2,582,414
Canadian Natural Resources Ltd.	36,138	2,312,703
iA Financial Corp., Inc.	37,840	2,572,484
Imperial Oil Ltd.	73,558	4,242,941
International Petroleum Corp.(a)	178,617	1,984,128
Labrador Iron Ore Royalty Corp.	107,456	2,638,345
MEG Energy Corp.(a)	163,686	3,094,870
Mullen Group Ltd.	243,780	2,714,409
Parex Resources, Inc.	106,094	1,756,594
Secure Energy Services, Inc.	405,402	3,108,851
Suncor Energy, Inc.	71,850	2,379,235
Trican Well Service Ltd.	643,386	2,096,047
Whitecap Resources, Inc.	296,536	1,918,899
		33,401,920

Denmark - 2.2%
D/S Norden AS	42,784	2,306,194
Scandinavian Tobacco Group (b)	156,794	2,811,928
		5,118,122

Finland - 0.9%
Sampo Oyj - Class A	48,933	2,051,016

France - 8.8%
Amundi SA (b)	37,105	2,522,240
AXA SA	91,267	3,073,367
Coface SA	169,749	2,298,591
Engie SA	131,967	2,112,145
Eurazeo SE	29,147	2,489,999
Metropole Television SA	111,204	1,580,336
Nexity SA	79,326	1,327,916
SCOR SE	100,492	3,003,910
TotalEnergies SE	43,367	2,816,678
		21,225,182

Germany - 3.9%
Bayerische Motoren Werke AG	18,998	1,986,995
DWS Group GmbH & Co. KGaA (b)	50,876	2,088,196
Freenet AG	105,571	2,922,989
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,673	2,416,756
		9,414,936

Hong Kong - 6.3%
China Resources Building Materials Technology Holdings Ltd.	3,301,034	527,797
CK Hutchison Holdings Ltd.	372,935	1,927,177
New World Development Co. Ltd.	782,968	959,437
Orient Overseas International Ltd.	92,578	1,378,377
Pacific Basin Shipping Ltd.	5,963,564	1,655,285
PC Partner Group Ltd.	2,680,910	888,156
Shougang Fushan Resources Group Ltd.	6,618,562	2,615,949
Skyworth Group Ltd.	4,865,216	1,537,114
VTech Holdings Ltd.	261,248	1,513,764
WH Group Ltd. (b)	3,726,420	2,192,587
		15,195,643

Italy - 5.0%
Anima Holding SpA (b)	453,820	2,056,911
Azimut Holding SpA	90,596	2,535,783
Eni SpA	170,517	2,729,879
Unipol Gruppo SpA	432,269	2,690,791
UnipolSai Assicurazioni SpA	735,960	1,950,195
		11,963,559

Japan - 23.4%
Citizen Watch Co. Ltd.	529,200	3,387,052
COMSYS Holdings Corp.	113,300	2,491,091
Dai-ichi Life Holdings, Inc.	132,700	2,940,172
Hitachi Ltd.	37,600	2,982,606
Japan Post Holdings Co. Ltd.	277,200	2,666,906
Japan Post Insurance Co. Ltd.	136,500	2,572,707
Kamigumi Co. Ltd.	113,300	2,621,188
Kawasaki Kisen Kaisha Ltd.	48,000	2,348,471
Kobe Steel Ltd.	202,900	2,835,747
Kokuyo Co. Ltd.	149,800	2,428,474
Macnica Holdings, Inc.	54,100	2,907,903
Mitsui & Co. Ltd.	71,100	2,913,467
MS&AD Insurance Group Holdings, Inc.	59,000	2,464,547
Press Kogyo Co. Ltd.	703,100	3,114,698
Sankyo Co. Ltd.	37,300	2,294,059
Shibaura Mechatronics Corp.	54,200	2,614,622
Sojitz Corp.	113,800	2,709,303
Sompo Holdings, Inc.	56,700	2,962,900
Sumitomo Bakelite Co. Ltd.	37,500	1,884,427
Sumitomo Warehouse Co. Ltd.	153,100	2,766,993
T&D Holdings, Inc.	153,300	2,567,499
		56,474,832

Luxembourg - 1.4%
APERAM SA	63,419	1,961,518
RTL Group SA	40,027	1,545,140
		3,506,658

Netherlands - 2.2%
NN Group NV	62,593	2,573,177
Stellantis NV	122,559	2,714,542
		5,287,719

New Zealand - 0.6%
Fletcher Building Ltd.	509,607	1,407,969

Norway - 4.6%
Elkem ASA (b)	645,675	1,344,485
Golden Ocean Group Ltd.	232,187	2,452,730
Hoegh Autoliners ASA	351,262	3,536,918
Telenor ASA	190,479	2,113,566
Yara International ASA	40,708	1,352,385
		10,800,084

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	65,983	2,609,143
Repsol SA	170,984	2,538,900
		5,148,043

Sweden - 2.5%
SSAB AB - Class A	309,281	2,411,445
SSAB AB - Class B	492,935	3,779,912
		6,191,357

Switzerland - 1.9%
Glencore PLC	358,239	1,908,825
Holcim AG	33,493	2,567,816
		4,476,641

United Kingdom - 10.9%
abrdn PLC	1,017,601	2,172,983
Aviva PLC - Class B(a)	354,799	1,943,778
Balfour Beatty PLC	570,303	2,399,511
Barratt Developments PLC	413,712	2,833,299
BP PLC	537,668	3,151,069
British American Tobacco PLC	68,209	2,021,427
Legal & General Group PLC	576,475	1,862,943
Man Group PLC/Jersey	622,979	1,871,906
Persimmon PLC	105,650	1,958,812
Rio Tinto PLC	49,835	3,475,465
TORM PLC - Class A	77,941	2,736,814
		26,428,007
Total Common Stocks (Cost $228,008,075)		238,392,530

Short-Term Investments - 0.8% Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.25%(c)	1,947,404	1,947,404
Total Short-Term Investments (Cost $1,947,404)		1,947,404

Total Investments - 99.9% (Cost $229,955,479)		240,339,934
Other Assets in Excess of Liabilities - 0.1%		337,975
Total Net Assets - 100.0%		$240,677,909

Percentages are stated as a percent of net assets.
KGaA – German Master Limited Partnership
Oyj – Finnish Public Stock Company

PLC - Public Limited Company
SA - Sociedad Anónima
SpA – Italian Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $13,016,347 or 5.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Foreign Shareholder Yield ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$238,392,530	$–	$–	$238,392,530
Short-Term Investments	1,947,404	–	–	1,947,404
Total Investments	$240,339,934	$–	$–	$240,339,934

Refer to the Schedule of Investments for country classifications.